Outstanding Loans and Leases - Impaired Loans Commercial Loans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Home Loans [Member]
Financing Receivable, Impaired [Line Items]
Real Estate Acquired Through Foreclosure	$ 2,000		$ 1,200
Commercial Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Real Estate Acquired Through Foreclosure	612		725
Residential Mortgage [Member] | Home Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	23,203		14,086
Carrying Value	19,287		11,788
Related Allowance	1,295		1,154
Average Carrying Value	15,664		9,655
Interest Income Recognized	552	[1]	380	[1]
Commercial Real Estate Receivable [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	5,916		8,337
Carrying Value	4,479		5,874
Related Allowance	135		208
Average Carrying Value	5,303		6,549
Interest Income Recognized	26	[1]	37	[1]
Small Business Commercial Receivable [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	531	[2]	935	[2]
Carrying Value	503	[2]	892	[2]
Related Allowance	172	[2]	445	[2]
Average Carrying Value	666	[2]	1,028	[2]
Interest Income Recognized	23	[1],[2]	34	[1],[2]
Commercial [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	232		336
Home Equity [Member] | Home Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	3,298		2,932
Carrying Value	1,776		1,721
Related Allowance	622		676
Average Carrying Value	1,799		2,002
Interest Income Recognized	57	[1]	44	[1]
Discontinued real estate | Home Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	634		608
Carrying Value	399		395
Related Allowance	29		41
Average Carrying Value	395		389
Interest Income Recognized	14	[1]	15	[1]
Impaired Financing Receivable with No Related Allowance [Domain] | Residential Mortgage [Member] | Home Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	10,907		5,493
Carrying Value	8,168		4,382
Average Carrying Value	6,285		4,429
Interest Income Recognized	233	[1]	184	[1]
Impaired Financing Receivable with No Related Allowance [Domain] | Commercial Real Estate Receivable [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	2,587		2,655
Carrying Value	2,095		1,771
Average Carrying Value	1,994		1,736
Interest Income Recognized	7	[1]	8	[1]
Impaired Financing Receivable with No Related Allowance [Domain] | Small Business Commercial Receivable [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Interest Income Recognized			0
Impaired Financing Receivable with No Related Allowance [Domain] | Home Equity [Member] | Home Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	1,747		1,411
Carrying Value	479		437
Average Carrying Value	442		493
Interest Income Recognized	23	[1]	21	[1]
Impaired Financing Receivable with No Related Allowance [Domain] | Discontinued real estate | Home Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	421		361
Carrying Value	240		218
Average Carrying Value	222		219
Interest Income Recognized	8	[1]	8	[1]
Impaired Financing Receivable with Related Allowance [Domain] | Residential Mortgage [Member] | Home Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	12,296		8,593
Carrying Value	11,119		7,406
Related Allowance	1,295		1,154
Average Carrying Value	9,379		5,226
Interest Income Recognized	319	[1]	196	[1]
Impaired Financing Receivable with Related Allowance [Domain] | Commercial Real Estate Receivable [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	3,329		5,682
Carrying Value	2,384		4,103
Related Allowance	135		208
Average Carrying Value	3,309		4,813
Interest Income Recognized	19	[1]	29	[1]
Impaired Financing Receivable with Related Allowance [Domain] | Small Business Commercial Receivable [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	531	[2]	935	[2]
Carrying Value	503	[2]	892	[2]
Related Allowance	172	[2]	445	[2]
Average Carrying Value	666	[2]	1,028	[2]
Interest Income Recognized	23	[1],[2]	34	[1],[2]
Impaired Financing Receivable with Related Allowance [Domain] | Commercial [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	232		336
Impaired Financing Receivable with Related Allowance [Domain] | Home Equity [Member] | Home Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	1,551		1,521
Carrying Value	1,297		1,284
Related Allowance	622		676
Average Carrying Value	1,357		1,509
Interest Income Recognized	34	[1]	23	[1]
Impaired Financing Receivable with Related Allowance [Domain] | Discontinued real estate | Home Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	213		247
Carrying Value	159		177
Related Allowance	29		41
Average Carrying Value	173		170
Interest Income Recognized	6	[1]	7	[1]
U.S. Commercial | Commercial Financing Receivable [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	4,136		4,859
Carrying Value	2,972		3,634
Average Carrying Value	3,196		3,936
Interest Income Recognized	20	[1]	39	[1]
U.S. Commercial | Impaired Financing Receivable with No Related Allowance [Domain] | Commercial Financing Receivable [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	1,482		968
Carrying Value	985		441
Average Carrying Value	774		547
Interest Income Recognized	7	[1]	3	[1]
U.S. Commercial | Impaired Financing Receivable with Related Allowance [Domain] | Commercial Financing Receivable [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	2,654		3,891
Carrying Value	1,987		3,193
Average Carrying Value	2,422		3,389
Interest Income Recognized	13	[1]	36	[1]
Non-U.S. Commercial | Commercial Financing Receivable [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	524		618
Carrying Value	159		245
Related Allowance	6		91
Average Carrying Value	177		199
Interest Income Recognized	3	[1]
Non-U.S. Commercial | Impaired Financing Receivable with No Related Allowance [Domain] | Commercial Financing Receivable [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	216		46
Carrying Value	101		28
Average Carrying Value	101		9
Non-U.S. Commercial | Impaired Financing Receivable with Related Allowance [Domain] | Commercial Financing Receivable [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	308		572
Carrying Value	58		217
Related Allowance	6		91
Average Carrying Value	76		190
Interest Income Recognized	$ 3	[1]

[1]	Interest income recognized includes interest accrued and collected on the outstanding balances of accruing impaired loans as well as interest cash collections on nonaccruing impaired loans for which the ultimate collectability of principal is not uncertain.
[2]	Includes U.S. small business commercial renegotiated TDR loans and related allowance.